Property and equipment	12 Months Ended
Dec. 31, 2018
Property and equipment [Abstract]
Property and equipment

33.   Property and equipment

a)  Composition of property and equipment by class

	R$ thousand
	Annual depreciation rate	Cost	Accumulated depreciation	Net
Buildings	4%	2,611,299	(480,093)	2,131,206
Land	-	976,869	-	976,869
Installations, properties and equipment for use	10%	6,324,483	(3,161,651)	3,162,832
Security and communication systems	10%	379,099	(236,293)	142,806
Data processing systems	20%	4,231,789	(2,677,882)	1,553,907
Transportation systems	20%	92,403	(60,760)	31,643
Financial leases of data processing systems	20%	3,474,958	(2,647,385)	827,573
Balance on December 31, 2018		18,090,900	(9,264,064)	8,826,836

Buildings	4%	2,153,407	(483,266)	1,670,141
Land	-	982,720	-	982,720
Installations, properties and equipment for use	10%	5,450,939	(2,667,455)	2,783,484
Security and communication systems	10%	349,228	(213,879)	135,349
Data processing systems	20%	3,950,625	(2,329,028)	1,621,597
Transportation systems	20%	86,705	(48,246)	38,459
Financial leases of data processing systems	20%	3,431,868	(2,231,143)	1,200,725
Balance on December 31, 2017		16,405,492	(7,973,017)	8,432,475

Depreciation charges in 2018 amounted to R$1,460,013 thousand (2017 - R$1,237,328 thousand).

We enter into finance lease agreements as a lessee for data processing equipment, which are recorded as leased equipment in property and equipment. According to this accounting method, both the asset and the obligation are recognized in the consolidated financial statements and the depreciation of the asset is calculated based on the same depreciation policy as for similar assets. See Note 43 for disclosure of the obligation.

b)    Change in property and equipment by class

	R$ thousand
	Buildings	Land	Installations, properties and equipment for use	Security and communications systems	Data processing systems (1)	Transportation systems	Total
Balance on December 31, 2017	1,670,141	982,720	2,783,484	135,349	2,822,322	38,459	8,432,475
Additions	766,074	143,103	1,045,155	39,005	390,398	5,698	2,389,433
Write-offs	(12,168)	(278,602)	(160,587)	(6,141)	(1,924)	-	(459,422)
Impairment	(60,371)	-	-	(653)	(30,670)	-	(91,694)
Depreciation	(111,274)	-	(512,825)	(24,754)	(798,646)	(12,514)	(1,460,013)
Transfer	(121,196)	129,648	-	-	-	-	8,452
Balance from an acquired institution	-	-	7,605	-	-	-	7,605
Balance on December 31, 2018	2,131,206	976,869	3,162,832	142,806	2,381,480	31,643	8,826,836

Balance on December 31, 2016	1,698,925	1,027,535	2,872,445	132,861	2,618,745	46,605	8,397,116
Additions	117,888	41,777	754,606	31,134	947,314	4,926	1,897,645
Write-offs	(53,151)	(86,592)	(323,217)	(2,540)	(86,469)	(100)	(552,069)
Impairment	(73,568)	-	(502)	(1,836)	(3,288)	-	(79,194)
Depreciation	(28,840)	-	(521,663)	(24,270)	(649,583)	(12,972)	(1,237,328)
Transfer	8,887	-	1,815	-	(4,397)	-	6,305
Balance on December 31, 2017	1,670,141	982,720	2,783,484	135,349	2,822,322	38,459	8,432,475

 (1) Includes financial lease of data processing systems.